Document And Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document Information [Line Items]
Entity Registrant Name	Just Energy Group Inc.
Entity Central Index Key	0001538789
Trading Symbol	je
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)	148,394,152
Document Type	40-F
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false